Securities Act File No. 333-132541

Investment Company Act File No. 811-21872

As filed with the Securities and Exchange Commission on December 28, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___ [   ]

Post-Effective Amendment No. 67 [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 68 [ X ]

Mutual Fund Series Trust

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

 (Address of Principal Executive Offices)(Zip Code)

(631) 549-1859

(Registrant's Telephone Number, Including Area Code)

David F. Ganley, 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090

 (Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq., Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b).

( X ) on December 30, 2011 pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) on (date) pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

( ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( X ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 63 to its Registration Statement until December 30, 2011.  The Prospectus and Statement of Additional Information for the Vista Capital Appreciation Fund, previously filed on October 14, 2011, from the Registrant's Registration Statement in Post-Effective Amendment No. 63 (accession number 0001162044-11-000976), are hereby incorporated by reference.

Mutual Fund Series Trust

PART C:  OTHER INFORMATION

Item 28.  Exhibits

(a)  Declaration of Trust.

(i) Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, is hereby incorporated by reference.

(ii) Amendment No. 20 to the Agreement and Declaration of Trust , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(b)  By-laws. Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on March 17, 2006, are hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.

Catalyst Capital Advisors LLC

(i)

Management Agreement with Catalyst Capital Advisors LLC for the Catalyst Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(ii)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

(iii)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst Strategic Value Fund and Catalyst/Groesbeck Growth of Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 29, 2010, is hereby incorporated by reference.

(iv)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(v)

Amendment to Management Agreement with Catalyst Capital Advisors LLC for the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(vi)

Amended Expense Limitation Agreement with Catalyst Capital Advisors LLC , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

SMH Capital Advisors, Inc. (as sub-adviser)

(vii)

Sub-Advisory Agreement with SMH Capital Advisors, Inc. for the Catalyst/SMH High Income Fund and the Catalyst/SMH Total Return Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008, is hereby incorporated by reference.

Groesbeck Investment Management Corp.

(viii)

Sub-Advisory Agreement with Groesbeck Investment Management Corp. for the Catalyst/Groesbeck Growth of Income Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

Managed Asset Portfolios, LLC

(ix)

Sub-Advisory Agreement with Managed Asset Portfolios, LLC for the Catalyst/MAP Global Total Return Income Fund and Catalyst/MAP Global Capital Appreciation Fund, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

Cookson, Peirce & Co., Inc.

(x)

Sub-Advisory Agreement with Cookson, Peirce & Co., Inc. for the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, and Catalyst/CP Focus Mid Cap Fund , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

Vista Research and Management, LLC

(xi)

Management Agreement for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(xii)

Amendment to the Management Agreement with Vista Research and Management, LLC for the Vista Capital Appreciation Fund is filed herewith ..

(xiii)

Expense Limitation Agreement for the Listed Private Equity Plus Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(xiv)

Expense Limitation Agreement for the Vista Capital Appreciation Fund is filed herewith ..

Bastiat Capital, LLC

(xv)

Sub-Advisory Agreement with Bastiat Capital, LLC for the Vista Capital Appreciation Fund to be filed by subsequent amendment.

AmericaFirst Capital Management, LLC

(xvi)

Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Quantitative Strategies Fund, which was filed as an exhibit to the Registrant’s Registration Statement on September 28, 2007, is hereby incorporated by reference.

(xvii)

Amendment to Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Absolute Return Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(xviii)

Amendment to Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Income Trends Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xix)

Amendment to Management Agreement with AmericaFirst Capital Management, LLC for the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(xx)

Operating Expense Limitation and Security Agreement for the AmericaFirst Quantitative Strategies Fund, AmericaFirst Absolute Return Fund and AmericaFirst Income Trends Fund, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xxi)

Operating Expense Limitation and Security Agreement for the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

Eventide Asset Management, LLC

(xxii)

Management Agreement for the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(xxiii)

Operating Expense Limitation and Security Agreement for the Eventide Gilead Fund, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

Compass Efficient Model Portfolios, LLC

(xxiv)

Management Agreement with Compass Efficient Model Portfolios, LLC d/b/a Compass Advisory Group for the Compass EMP Multi-Asset Balanced Fund (formerly known as the Compass EMP Conservative to Moderate Fund) and the Compass EMP Multi-Asset Growth Fund (formerly known as the Compass EMP Long-Term Grown Fund), which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(xxv)

Amendment to Management Agreement with Compass Efficient Model Portfolios, LLC for the Compass EMP Alternative Strategies Fund (formerly known as the Compass EMP Alternative Investment Fund), which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(xxvi)

Operating Expense Limitation and Security Agreement for the Compass EMP Alternative Strategies Fund, the Compass EMP Multi-Asset Balanced Fund and the Compass EMP Multi-Asset Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

Day Hagan Asset Management

(xxvii)

Management Agreement for the Day Hagan Tactical Allocation Fund of ETFs, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

(xxviii)

Operating Expense Limitation and Security Agreement for the Day Hagan Tactical Allocation Fund of ETFs, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

SMH Capital Advisors, Inc. (as adviser)

(xxix)

Management Agreement for the SMH Representation Trust, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xxx)

Expense Limitation Agreement for the SMH Representation Trust, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

Camelot Portfolios, LLC

(xxxi)

Management Agreement for the Camelot Premium Return Fund which was filed as an exhibit to the Registrant's Registration Statement on December 6, 2010, is hereby incorporated by reference.

(xxxii)

Expense Limitation Agreement for the Camelot Premium Return Fund which was filed as an exhibit to the Registrant's Registration Statement on December 6, 2010, is hereby incorporated by reference.

Delux Capital Group LLC

(xxxiii)

Management Agreement with Delux Capital Group LLC for the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(xxxiv)

Expense Limitation Agreement for the Delux All Cap Stock Fund, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

JAG Capital Management LLC

(xxxv)

Management Agreement with JAG Capital Management LLC for the JAG Large Cap Growth Fund , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(xxxvi)

Expense Limitation Agreement for the JAG Large Cap Growth Fund , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(e)  Underwriting Contracts.

(i)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Catalyst Capital Advisors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Amended Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Catalyst Capital Advisors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(iii)

Amended Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Catalyst Capital Advisors, LLC , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(iv)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Vista Research and Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on February 29, 2008, is hereby incorporated by reference.

(v)

Amended Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Vista Research and Management, LLC to be filed by subsequent amendment.

(vi)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and AmericaFirst Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on September 28, 2007, is hereby incorporated by reference.

(vii)

Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and AmericaFirst Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(viii)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Eventide Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(ix)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Compass Efficient Model Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(x)

Schedule A to the Distribution Agreement among Matrix Capital Group, Inc., the Trust and Compass Efficient Model Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(xi)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on November 2, 2009, is hereby incorporated by reference.

(xii)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(xiii)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(xiv)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and Delux Capital Group, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 7, 2011, is hereby incorporated by reference.

(xv)

Distribution Agreement among Matrix Capital Group, Inc., the Trust and JAG Capital Management LLC , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.

(i)

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(ii)

Appendix B to Custody Agreement with The Huntington National Bank , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(iii)

Custody Agreement with U.S. Bank, N.A. for the Compass EMP Multi-Asset Growth Fund and Compass EMP Multi-Asset Balanced Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2009, is hereby incorporated by reference.

(iv)

Amendment to Custody Agreement with U.S. Bank, N.A. adding the Compass EMP Alternative Strategies Fund, which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2009, is hereby incorporated by reference.

(h)  Other Material Contracts.

(i)

Investment Company Services Agreement with Matrix 360 Administration LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22,

2010, is hereby incorporated by reference.

(ii)

Amendment No. 4 to Investment Company Services Agreement with Matrix 360 Administration LLC , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(iii)

Management Services Agreement with Abbington Capital Group LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(iv)

Amendment No. 3 to Management Services Agreement with Abbington Capital Group LLC , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(v)

Securities Lending Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(i)  Legal Opinion.

(i) Opinion of Thompson Hine LLP , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(ii) Consent of Thompson Hine LLP to be filed by subsequent amendment.

(j)  Other Opinions.

(i) Consent of BBD, LLP to be filed by subsequent amendment ..

(ii) Consent of Cohen Fund Audit Services, Ltd. to be filed by subsequent amendment.

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  Agreement of initial shareholder, which was filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

(i)

Revised Class A Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on December 30, 2009, are hereby incorporated by reference.

(ii)

Amendment 15 to Exhibit A to Class A Master Distribution Plan , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(iii)

Revised Class C Master Distribution Plan and Exhibit A, which were filed as exhibits to the Registrant’s Registration Statement on December 30, 2009, are hereby incorporated by reference.

(iv)

Amendment 12 to Exhibit A to Class C Master Distribution Plan , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(v)

Eventide Gilead Fund Amended Retail Class Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on October 30, 2009, is hereby incorporated by reference.

(vi)

Revised Class T Master Distribution Plan, which was filed as an exhibit to the Registrant's Registration Statement on June 29, 2010, is hereby incorporated by reference.

(vii)

Class U Master Distribution Plan and Exhibit A for the AmericaFirst Absolute Return Fund and AmericaFirst Income Trends Fund, which were filed as exhibits to the Registrant’s Registration Statement on June 29, 2010, are hereby incorporated by reference.

(viii)

Amendment 2 to Exhibit A to Class U Master Distribution Plan adding the AmericaFirst Defensive Growth Fund, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(ix)

Class N Master Distribution Plan and Exhibit A, which was filed as an exhibit to the Registrant’s Registration Statement on August 19, 2011, is hereby incorporated by reference.

(n)  Rule 18f-3 Plan.   Multiple Class Plan , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(o)  Reserved.

(p)  Codes of Ethics.

(i)

Code of Ethics of the Trust, Catalyst Capital Advisors LLC and Vista Research and Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 4, 2007, is hereby incorporated by reference.

(ii)

Amended Code of Ethics of AmericaFirst Capital Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 20, 2011, is hereby incorporated by reference.

(iii)

Code of Ethics of SMH Capital Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on May 21, 2008 is hereby incorporated by reference.

(iv)

Code of Ethics of Eventide Asset Management, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 30, 2008, is hereby incorporated by reference.

(v)

Code of Ethics of Matrix Capital Group, Inc., as amended, which was filed as an exhibit to the Registrant’s Registration Statement on September 4, 2008, is hereby incorporated by reference.

(vi)

Code of Ethics of Compass Efficient Model Portfolios, LLC d/b/a Compass Advisory Group, which was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2008, is hereby incorporated by reference.

(vii)

Code of Ethics of Day Hagan Asset Management, which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(viii)

Code of Ethics of Groesbeck Investment Management Corp., which was filed as an exhibit to the Registrant’s Registration Statement on December 9, 2009, is hereby incorporated by reference.

(ix)

Code of Ethics of Camelot Portfolios, LLC, which was filed as an exhibit to the Registrant's Registration Statement on December 22, 2010, is hereby incorporated by reference.

(x)

Code of Ethics of Managed Asset Portfolios, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on July 29, 2011, is hereby incorporated by reference.

(xi)

Code of Ethics of Delux Capital Group, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on August 19, 2011, is hereby incorporated by reference.

(xii)

Code of Ethics of JAG Capital Management LLC , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(xiii)

Code of Ethics of Cookson, Peirce & Co., Inc. , which was filed as an exhibit to the Registrant’s Registration Statement on December 21, 2011, is hereby incorporated by reference ..

(xiv)

Code of Ethics of Bastiat Capital, LLC is filed herewith ..

(q)  Powers of Attorney.

(i)

Powers of Attorney of the Trust, and a certificate with respect thereto, and certain Trustees and officers of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on July 11, 2006, are hereby incorporated by reference.

(ii)

Power of Attorney of the Treasurer of the Trust, and Mr. Jerry Szilagyi, Trustee of the Trust, which was filed as an exhibit to Registrant’s Registration Statement on September 4, 2008, is hereby incorporated by reference.

(iii)

Powers of Attorney of Dr. Bert Pariser, Trustee of the Trust, and Tobias Caldwell, Trustee of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on October 5, 2009, are hereby incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with the Fund

The Compass EMP Multi-Asset Growth Fund, a series of the Registrant, owns 100% of the voting securities of CEMPMAG Fund Limited, a company organized under the laws of the Cayman Islands.  CEMPMAG Fund Limited’s financial statements are consolidated with those of the Compass EMP Multi-Asset Growth Fund.

The Compass EMP Multi-Asset Balanced Fund, a series of the Registrant, owns 100% of the voting securities of CEMPMAB Fund Limited, a company organized under the laws of the Cayman Islands.  CEMPMAB Fund Limited’s financial statements are consolidated with those of the Compass EMP Multi-Asset Balanced Fund.

The Compass EMP Alternative Strategies Fund, a series of the Registrant, owns 100% of the voting securities of CEMPAS Fund Limited, a company organized under the laws of the Cayman Islands.  CEMPAS Fund Limited’s financial statements are consolidated with those of the Compass EMP Alternative Strategies Fund.

Item 30.  Indemnification

(a)  Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)  The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

(a)  Catalyst Capital Advisors LLC (“CCA”), 5 Abbington Drive, Lloyd Harbor, NY  11743, adviser to the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst Large Cap Value Fund, Catalyst International Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/MAP Global Total Return Income Fund, Catalyst/MAP Global Capital Appreciation Fund, Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund and Catalyst/CP Focus Mid Cap Fund is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser, file number 801-66886.

(i)  CCA has engaged in no other business during the past two fiscal years.

(ii)  Isobel Szilagyi is an officer and managing director of CCA, and she has not engaged in any other business in the last two fiscal years.  Jerry Szilagyi is a managing member and sole voting member of CCA; and in the last two fiscal years, he has been the President of Abbington Capital Group LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743; President of Cross Sound Capital LLC,  5 Abbington Drive, Lloyd Harbor, NY 11743; President of Mutual Advisors, Inc., 700 North Pearl Street, Suite 900, Dallas, Texas 75201; President, USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI  53202; and the CEO of ThomasLloyd Global Asset Management (Americas) LLC, 427 Bedford Road, Pleasantville, NY 10570.

(b)  Vista Research and Management, LLC (“Vista”), 124 Ritch Avenue, Suite A-201, Greenwich, CT 06830, adviser to the Listed Private Equity Plus Fund and Vista Capital Appreciation Fund, is registered with the Securities and Exchange Commission as an investment adviser, file number 801-67561.

(i)  Vista has engaged in no other business during the past two fiscal years.

(ii)  Steven R. Samson is the president and sole member of Vista and, during the last two fiscal years, was the Chief Operating Officer at Al Frank Asset Management, Inc., President of Alternative Investment Partners, LLC and Chairman of AIP Mutual Funds, Inc, and an investment industry consultant.

(c)  AmericaFirst Capital Management LLC (“AFCM”), 8150 Sierra College Blvd, Roseville, CA  95661, is registered with the SEC as an investment adviser, file number 801-67636.

(i)  AFCM has engaged in no other business since its inception.

(ii)  Rick Gonsalves is an officer and President of AFCM.  Mr. Gonsalves is also President and CEO of Renaissance Investment Services, 8150 Sierra College Blvd, Roseville, CA  95661.  Renaissance Investment Services serves as an office of supervisory jurisdiction for Brecek & Young Advisors—a Folsom, CA based independent broker/dealer and member of the FINRA and SIPC.  Additional officers of AFCM include Robert Lee Clark and Dena Michelle Smith.

(d)  SMH Capital Advisors, Inc. (“SMH”) 4800 Overton Plaza Suite 300, Fort Worth, Texas 76109, is registered with the SEC as an investment adviser, file number 801-54089.

(i)  During the past two fiscal years, SMH has served as the investment advisor to private client accounts, institutional accounts and sub-advisor to two SEC-registered mutual funds, the Integrity High Income Fund and Integrity Total Return Income Fund.

(ii)  During the past two fiscal years, Jeffrey Cummer has been President of SMH.  During the past two fiscal years, Dwayne Moyers has been Chief Investment Officer of SMH.

(e)  Eventide Asset Management, LLC (“Eventide”), 2 Franklin Street, Medford, MA, 02155, is registered with the SEC as an investment adviser file number 801-69154.

(i)  Eventide has engaged in no other business since its inception.

(f)  Compass Efficient Model Portfolios, LLC (“Compass”), 213 Overlook Circle, Suite A-1, Brentwood, TN, 37027, is registered with the SEC as an investment adviser file number 801-61868.

(i)  Compass has engaged in no other business since its inception.

(ii)  During the past two fiscal years, Steve Hammers has been a Managing Partner of Compass and has engaged in no other business.  During the past two fiscal years, Ed McConnell, Chief Compliance Officer of Compass, has been Chief Compliance Officer of Vision Capital & Management, 108 South Main Street, Suite E, Davidson, NC, (October 2008-June 2009) and Chief Compliance Officer of FCS Securities Corporation and Advantage Capital Corporation, 2300 Windy Ridge Pkwy, Suite 1100, Atlanta, GA 30039, (January 2006-September 2008).  During the past two fiscal years, David J. Moore has been a Managing Partner of Compass and has engaged in no other business.  During the past two fiscal years, Robert Walker has been President of Compass and has engaged in no other business.

(g)  Donald L. Hagan, LLC, a.k.a. Day Hagan Asset Management (“Day Hagan”), 330 South Orange Avenue, Sarasota, FL, 34236, is registered with the SEC as an investment adviser file number 801-66337.

(i)  Day Hagan has engaged in no other substantial business activities during the past two fiscal years.

(ii)  During the past two fiscal years, Donald Hagan, has been a managing member and the chief compliance officer of Day Hagan and has engaged in no other substantial business.  During the past two fiscal years, Arthur Day has been a managing member and partner of Day Hagan and has engaged in no other substantial business.

 (h)  Groesbeck Investment Management Corp. (“Groesbeck”), 12 Route 17 North, Suite 130, Paramus, NJ 07652, is registered with the SEC as an investment adviser file number 801-44798.

(i)  Groesbeck has engaged in no other business since its inception.

(ii)

 None of the directors or officers of Groesbeck have engaged in any other business since Groesbeck’s inception.

(i)

Camelot Portfolios, LLC (“Camelot”), 1700 Woodlands Dr., Maumee, Ohio 43537, is registered with the SEC as an investment adviser file number 801-70932.

(i) Camelot has engaged in no other businesses of a substantial nature in the last two fiscal years.

(ii) Darren Munn, managing member, is a registered representative of a broker-dealer.  The other members and officers have engaged in no other business of a substantial nature in the last two fiscal years.

(j)

Managed Asset Portfolios, LLC ("MAP"), 950 W. University Drive, Suite 100, Rochester, MI  48307, is registered with the SEC as an investment adviser file number 801-58125.

(i) MAP has engaged in no other businesses of a substantial nature in the last two fiscal years.

(k)

Delux Capital Group, LLC (“Delux”), 400 West Market Street, Suite 2200, Louisville, KY 40202, is registered with the SEC as an investment adviser file number 801-72531.

(i) Delux has engaged in no other businesses of a substantial nature in the last two fiscal years.

(l)

Cookson, Peirce & Co., Inc. (“CP”), 555 Grant Street, Suite 380, Pittsburgh, PA 15219, is registered with the SEC as an investment adviser file number 801-21341.

(i) CP and its directors and officers have engaged in no other businesses of a substantial nature in the last two fiscal years.

(m)

JAG Capital Management (“JAG”), 9841 Clayton Road, St. Louis, MO 63124, is registered with the SEC as an investment adviser file number 801-72799.

(i) JAG and its directors and officers have engaged in no other businesses of a substantial nature in the last two fiscal years.  JAG’s parent, J.A. Glynn & Co., is a registered broker-dealer.

 (k)

Bastiat Capital, LLC (“Bastiat”), 5700 Granite Parkway, Suite 200, Plano, Texas 75024, is registered with the SEC as an investment adviser file number 801-67895.  Bastiat and its directors and officers, have engaged in no other businesses of a substantial nature in the last two fiscal years.

Item 32.  Principal Underwriters

a.

Matrix Capital Group, Inc. also acts as the principal underwriter to AMIDEX Funds, Inc., Congressional Effect Family of Funds, 360 Funds, Frank Funds, Monteagle Funds and American Independence Funds.

b.

Information about each director and officer of Matrix Capital Group, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Richard W. Berenger 420 Lexington Ave., Suite 601 New York, NY 10170	Chief Compliance Officer	N/A
Christopher Anci 420 Lexington Ave., Suite 601 New York, NY 10170	President	President
David Ganley 630 Fitzwatertown Road, Building A, 2nd Floor Willow Grove, PA 19010	Senior Vice President	Secretary/Treasurer, Chief Compliance Officer
Jennifer R. Sarkany 420 Lexington Ave., Suite 601 New York, NY 10170	Secretary	None

c.

n/a

Item 33.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant, and by the Registrant’s transfer agent, Matrix 360 Administration, LLC, at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090.

Item 34.  Management Services

None.

Item 35.  Undertakings

Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and

Compass EMP Alternative Strategies Fund each undertakes that its respective subsidiary will submit to inspection by the SEC and hereby designates the Registrant’s agent for service of process to accept service of process on the subsidiary.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Ohio, on the 2 8th day of December, 2011.

Mutual Fund Series Trust

By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 28th day of December, 2011 or as otherwise indicated.

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi*, Trustee

David F. Ganley*, Treasurer/Principal Financial Officer/Principal Accounting Officer

Tiberiu Weisz*, Trustee

Christopher Anci*, President/Principal Executive Officer

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Exhibits

1.

Amendment to the Management Agreement with Vista Research and Management, LLC for the Vista Capital Appreciation Fund

EX99.28(d)(xii)

2.

Amended Expense Limitation Agreement for the Vista Capital
Appreciation Fund

EX99.28(d)(xiv)

3.

Code of Ethics of Bastiat Capital, LLC

EX99.28(p)(xiv)